                           NICHOLAS-APPLEGATE MUTUAL FUNDS
                            600 West Broadway, 30th Floor
                             San Diego, California  92101

                                   August 13, 1998


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:  Nicholas-Applegate Mutual Funds
          Rule 497(j) Certificate
          File Nos. 811-7428, 33-56094
          CIK No. 0000895430

Ladies and Gentlemen:

          This is in reference to the prospectus included as part of Post-Effective Amendment No. 63 (the "Amendment") to the Form N-1A Registration Statement of Nicholas-Applegate Mutual Funds (the "Fund") under the Securities Act of 1933 (the "1933 Act") (Amendment No. 65 under the Investment Company Act of 1940), which became effective on July 24, 1998. The Fund hereby certifies that the form of prospectus that would have been filed with the Commission pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in the Amendment, and that the text of the most recent amendment to such Registration Statement has been filed electronically.

                                   Very truly yours,

                                   s/ Charles Field
                                   ----------------
                                   Assistant Secretary